Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expenses And Other Current Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets

	December 31,
	2016	2015
Vendor prepayments	$601	$51
Other prepaid expenses	439	438
Total prepaid expenses and other current assets	$1,040	$489